Risks Arising from Financial Instruments - Summary of Allowance for Impairment (Detail) - Impairment losses [member] - USD ($) $ in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2021
Disclosure of impairment loss and reversal of impairment loss [line items]
Beginning balance	[1]	$ (402)	$ (376)
Impairment losses		(73)	(37)	[1]
Derecognition		18	30	[1]
Currency translation and other		2	(19)	[1]
Ending balance		$ (455)	$ (402)	[1]

[1]	Amended to conform to 2022 presentation.